Schedule of segmented information (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 41,889	$ 8,695	$ 110,278	$ 23,795
Production costs	(15,374)	(6,916)	(43,471)	(21,085)
Care and maintenance costs	(295)	(292)	(902)	(856)
Depreciation and amortization	(236)	(233)	(808)	(792)
(Loss) income from mining operations	25,984	1,254	65,097	1,062
General and administrative	(11,634)	(3,772)	(27,626)	(11,266)
Interest expense			(29,633)	(3,328)
Share-based compensation	(227)	(727)	(4,979)	(8,351)
Foreign exchange gain (loss)	7,567	3,338	10,065	1,924
Interest income	10,615		16,784
Loss on valuation of warrant liabilities	355		(2,253)	(29,381)
Gain on valuation of embedded derivative liabilities	104,668	(288)	302,683	(10,139)
Loss on valuation of embedded derivative asset	(57,075)		(87,758)
Net income (loss) before income taxes	56,856	33,354	242,380	(59,443)
Capital expenditures	25,954	50,404	73,555	61,260
Current	1,179,319		1,179,319		$ 286,920
Non current	447,166		447,166		302,812
Total Assets	1,626,485		1,626,485		589,732
Total Liabilities	1,066,434		1,066,434		231,921
General and administrative	(11,634)	(3,675)		(11,169)
Interest expense	(23,397)	(1,061)	(29,633)	(3,389)
Loss on valuation of embedded derivative liabilities		(288)		(10,139)
Gain on valuation of warrant liabilities	355	34,513	(2,253)	(29,381)
Los santos mine [member]
IfrsStatementLineItems [Line Items]
Revenue
Production costs
Care and maintenance costs	(295)	(292)	(902)	(856)
Depreciation and amortization	(1)	(5)	(1)	(15)
(Loss) income from mining operations	(296)	(297)	(903)	(871)
General and administrative			(496)
Interest expense			(40)
Share-based compensation
Foreign exchange gain (loss)			(6)
Interest income
Loss on valuation of warrant liabilities
Gain on valuation of embedded derivative liabilities
Loss on valuation of embedded derivative asset
Net income (loss) before income taxes	(444)	(458)	(1,445)	(1,378)
Capital expenditures	38		38
Current	1,312		1,312		1,322
Non current	33,846		33,846		33,820
Total Assets	35,158		35,158		35,142
Total Liabilities	2,306		2,306		2,683
General and administrative	(132)	(143)		(442)
Interest expense	(16)	(18)		(65)
Loss on valuation of embedded derivative liabilities
Gain on valuation of warrant liabilities
Valtreixal [member]
IfrsStatementLineItems [Line Items]
Revenue
Production costs
Care and maintenance costs
Depreciation and amortization
(Loss) income from mining operations
General and administrative			(25)
Interest expense
Share-based compensation
Foreign exchange gain (loss)	2			(2)
Interest income
Loss on valuation of warrant liabilities
Gain on valuation of embedded derivative liabilities
Loss on valuation of embedded derivative asset
Net income (loss) before income taxes	(8)	(2)	(25)	(6)
Capital expenditures		28	58	35
Current	9		9		14
Non current	9,313		9,313		9,280
Total Assets	9,322		9,322		9,294
Total Liabilities	1,433		1,433		1,592
General and administrative	(10)	(2)		(4)
Interest expense
Loss on valuation of embedded derivative liabilities
Gain on valuation of warrant liabilities
Sangdong [member]
IfrsStatementLineItems [Line Items]
Revenue	122	10	242	36
Production costs	(105)		(201)
Care and maintenance costs
Depreciation and amortization
(Loss) income from mining operations	17	10	41	36
General and administrative			(222)
Interest expense
Share-based compensation
Foreign exchange gain (loss)	11,716	2,523	6,975	2,523
Interest income	1		1
Loss on valuation of warrant liabilities
Gain on valuation of embedded derivative liabilities
Loss on valuation of embedded derivative asset
Net income (loss) before income taxes	11,723	2,529	6,795	2,664
Capital expenditures	20,307	49,218	65,101	59,557
General and administrative	(11)	(4)		105
Interest expense
Loss on valuation of embedded derivative liabilities
Gain on valuation of warrant liabilities
Panasquiera mine [member]
IfrsStatementLineItems [Line Items]
Revenue	41,767	8,685	110,036	23,759
Production costs	(15,269)	(6,916)	(43,270)	(21,085)
Care and maintenance costs
Depreciation and amortization	(228)	(228)	(704)	(777)
(Loss) income from mining operations	26,270	1,541	66,062	1,897
General and administrative			(1,455)
Interest expense
Share-based compensation
Foreign exchange gain (loss)	261	(105)	584	(421)
Interest income
Loss on valuation of warrant liabilities
Gain on valuation of embedded derivative liabilities
Loss on valuation of embedded derivative asset
Net income (loss) before income taxes	26,096	1,111	65,191	291
Capital expenditures	2,552	1,148	4,171	1,658
Current	96,834		96,834		12,478
Non current	27,257		27,257		24,810
Total Assets	124,091		124,091		37,288
Total Liabilities	67,579		67,579		28,859
General and administrative	(435)	(325)		(1,185)
Interest expense
Loss on valuation of embedded derivative liabilities
Gain on valuation of warrant liabilities
Gentung tungsten project [member]
IfrsStatementLineItems [Line Items]
Revenue
Production costs
Care and maintenance costs
Depreciation and amortization	(5)		(18)
(Loss) income from mining operations	(5)		(18)
General and administrative			(7)
Interest expense
Share-based compensation
Foreign exchange gain (loss)
Interest income
Loss on valuation of warrant liabilities
Gain on valuation of embedded derivative liabilities
Loss on valuation of embedded derivative asset
Net income (loss) before income taxes	(5)		(25)
Capital expenditures	3,057		4,124
Current	546		546
Non current	19,009		19,009		14,428
Total Assets	19,555		19,555		14,428
Total Liabilities	250		250		250
General and administrative
Interest expense
Loss on valuation of embedded derivative liabilities
Gain on valuation of warrant liabilities
Corporate segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Production costs
Care and maintenance costs
Depreciation and amortization	(2)		(85)
(Loss) income from mining operations	(2)		(85)
General and administrative			(25,421)
Interest expense			(29,593)
Share-based compensation	(227)	(727)	(4,979)	(8,351)
Foreign exchange gain (loss)	(4,412)	920	2,512	(176)
Interest income	10,614		16,783
Loss on valuation of warrant liabilities	355		(2,253)	(29,381)
Gain on valuation of embedded derivative liabilities	104,668		302,683
Loss on valuation of embedded derivative asset	(57,075)		(87,758)
Net income (loss) before income taxes	19,494	30,174	171,889	(61,011)
Capital expenditures		10	63	10
Current	1,069,955		1,069,955		265,633
Non current	82,823		82,823		122
Total Assets	1,152,778		1,152,778		265,755
Total Liabilities	894,950		894,950		66,916
General and administrative	(11,046)	(3,201)		(9,643)
Interest expense	(23,381)	(1,043)		(3,324)
Loss on valuation of embedded derivative liabilities		(288)		$ (10,139)
Gain on valuation of warrant liabilities		$ 34,513
Woulfe [member]
IfrsStatementLineItems [Line Items]
Current	10,663		10,663		7,473
Non current	274,918		274,918		220,352
Total Assets	285,581		285,581		227,825
Total Liabilities	$ 99,916		$ 99,916		$ 131,621